Schedule of Investments (unaudited)
January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Putnam ESG High Yield ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 87.5%
Communication Services — 12.2%
Diversified Telecommunication Services — 1.1%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	1,685,000	$1,549,380 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,000,000	1,043,950 (a)
Total Diversified Telecommunication Services				2,593,330
Entertainment — 1.6%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,255,000	1,306,367 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	202,697 (a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	930,000	884,293 (a)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	640,000 GBP	888,514 (b)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	415,000	292,575
Total Entertainment				3,574,446
Media — 8.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	565,000	559,034 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,770,000	1,692,007 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	80,000	73,309 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	890,000	813,625 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	480,000	484,986 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	740,000	625,800 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	655,000	655,582 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	290,000	305,502 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	850,000	903,722 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	640,000	648,806 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	76,000	76,409 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	370,000	381,429 (a)
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	880,000	855,571
EW Scripps Co., Secured Notes	9.875%	8/15/30	1,360,000	1,356,264 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	705,000	727,388 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	580,000	431,361 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	430,000	440,543 (a)
McGraw-Hill Education Inc., Senior Notes	8.000%	8/1/29	705,000	713,466 (a)
McGraw-Hill Education Inc., Senior Secured Notes	5.750%	8/1/28	225,000	226,137 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	610,000	641,694 (a)
News Corp., Senior Notes	5.125%	2/15/32	65,000	64,923 (a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	790,000	790,597 (a)
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	185,000	183,988 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	1,440,000	1,490,350 (a)
Sirius XM Radio LLC, Senior Notes	4.000%	7/15/28	235,000	229,678 (a)
Sirius XM Radio LLC, Senior Notes	5.500%	7/1/29	565,000	567,820 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	455,000	415,922 (a)
Telenet Finance Luxembourg Notes Sarl, Senior Secured Notes	5.500%	3/1/28	600,000	599,994 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	875,000	942,485 (a)
Virgin Media Secured Finance PLC, Senior Secured Notes	4.500%	8/15/30	615,000	568,611 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,235,000	1,115,962 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	615,000	617,299 (a)
Total Media				20,200,264
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.8%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	$149,438 (a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	441,271 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	460,000	335,704 (a)
Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes	8.625%	8/1/32	200,000	208,078 (a)
Iliad Holding SAS, Senior Secured Notes	7.000%	4/15/32	345,000	354,042 (a)
Zegona Finance PLC, Senior Secured Notes	8.625%	7/15/29	393,000	415,508 (a)
Total Wireless Telecommunication Services				1,904,041

Total Communication Services				28,272,081
Consumer Discretionary — 15.1%
Automobile Components — 1.1%
Adient Global Holdings Ltd., Senior Notes	8.250%	4/15/31	790,000	828,188 (a)
Clarios Global LP/Clarios US Finance Co., Senior Notes	6.750%	9/15/32	435,000	450,514 (a)
Forvia SE, Senior Notes	6.750%	9/15/33	500,000	513,025 (a)
IHO Verwaltungs GmbH, Senior Secured Notes (7.750% Cash or 8.500% PIK)	7.750%	11/15/30	365,000	384,015 (a)(c)
IHO Verwaltungs GmbH, Senior Secured Notes (8.000% Cash or 8.750% PIK)	8.000%	11/15/32	365,000	389,271 (a)(c)
Total Automobile Components				2,565,013
Broadline Retail — 0.1%
Kohl’s Corp., Senior Secured Notes	10.000%	6/1/30	265,000	290,573 (a)
Hotels, Restaurants & Leisure — 8.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	820,000	782,863 (a)
Aramark Services Inc., Senior Notes	5.000%	2/1/28	805,000	805,025 (a)
Boyd Gaming Corp., Senior Notes	4.750%	6/15/31	1,390,000	1,355,004 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	580,000	557,283 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	510,000	496,528 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	485,000	501,049 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	680,000	688,290 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	300,000	309,067 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	515,000	532,707 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	835,000	858,609 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	235,000	241,857 (a)
Churchill Downs Inc., Senior Notes	5.750%	4/1/30	530,000	533,122 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	935,000	884,809 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	265,000	272,054 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	1,250,000	1,274,087 (a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	410,000	410,339
Light & Wonder International Inc., Senior Notes	7.250%	11/15/29	520,000	534,118 (a)
Light & Wonder International Inc., Senior Notes	7.500%	9/1/31	315,000	330,637 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	160,000	171,066 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	505,000	517,785 (a)
Penn Entertainment Inc., Senior Notes	5.625%	1/15/27	340,000	339,532 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	390,000	396,097 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	745,000	766,111 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	60,000	62,238 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	780,000	804,290 (a)
Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Notes	6.625%	3/1/30	490,000	447,473 (a)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Station Casinos LLC, Senior Notes	6.625%	3/15/32	340,000	$347,936 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	980,000	984,476 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	600,000	640,236 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,890,000	2,037,462 (a)
Total Hotels, Restaurants & Leisure				18,882,150
Household Durables — 2.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	660,000	666,440 (a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	680,000	709,074 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	275,000	288,518 (a)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	380,000	375,984
Newell Brands Inc., Senior Notes	6.625%	5/15/32	830,000	813,432
Taylor Morrison Communities Inc., Senior Notes	5.750%	1/15/28	165,000	168,293 (a)
Taylor Morrison Communities Inc., Senior Notes	5.125%	8/1/30	1,040,000	1,047,279 (a)
Taylor Morrison Communities Inc., Senior Notes	5.750%	11/15/32	145,000	148,906 (a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	685,000	651,785 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	4.875%	9/15/28	660,000	651,866 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.750%	1/15/34	975,000	981,229 (a)
Total Household Durables				6,502,806
Specialty Retail — 1.6%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	675,000	683,331
PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes	7.500%	9/15/32	1,075,000	1,103,026 (a)
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	685,000	716,759 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	305,000	324,470 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	915,000	946,469 (a)
Total Specialty Retail				3,774,055
Textiles, Apparel & Luxury Goods — 1.3%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	1,496,749	1,647,779 (a)(c)
Crocs Inc., Senior Notes	4.250%	3/15/29	420,000	405,639 (a)
Crocs Inc., Senior Notes	4.125%	8/15/31	410,000	375,580 (a)
Levi Strauss & Co., Senior Notes	3.500%	3/1/31	590,000	552,218 (a)
Total Textiles, Apparel & Luxury Goods				2,981,216

Total Consumer Discretionary				34,995,813
Consumer Staples — 3.0%
Consumer Staples Distribution & Retail — 1.0%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	530,000	537,211 (a)
US Foods Inc., Senior Notes	7.250%	1/15/32	1,390,000	1,460,142 (a)
US Foods Inc., Senior Notes	5.750%	4/15/33	295,000	300,343 (a)
Total Consumer Staples Distribution & Retail				2,297,696
Food Products — 0.7%
Chobani Holdco II LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/1/29	163,716	174,902 (a)(c)
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	1,505,000	1,567,157 (a)
Total Food Products				1,742,059
Household Products — 0.2%
Energizer Holdings Inc., Senior Notes	4.375%	3/31/29	440,000	422,911 (a)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Personal Care Products — 1.1%
Coty Inc/HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes	4.750%	1/15/29	1,040,000	$1,029,831 (a)
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	1,500,000	1,531,593 (a)
Total Personal Care Products				2,561,424

Total Consumer Staples				7,024,090
Energy — 5.8%
Energy Equipment & Services — 2.1%
Archrock Services LP/Archrock Partners Finance Corp., Senior Notes	6.000%	2/1/34	345,000	344,902 (a)
Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes	10.375%	11/15/30	199,544	204,259 (a)
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	495,000	513,721 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	515,000	527,748 (a)
Kodiak Gas Services LLC, Senior Notes	6.750%	10/1/35	210,000	217,120 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	495,000	503,700 (a)
Transocean Aquila Ltd., Senior Secured Notes	8.000%	9/30/28	90,385	92,716 (a)
Transocean International Ltd., Senior Notes	8.500%	5/15/31	680,000	692,636 (a)
Transocean International Ltd., Senior Secured Notes	8.750%	2/15/30	738,750	770,471 (a)
Transocean International Ltd., Senior Secured Notes	7.875%	10/15/32	95,000	100,254 (a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	255,000	260,946 (a)
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	215,000	220,216 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	545,000	564,728 (a)
Total Energy Equipment & Services				5,013,417
Oil, Gas & Consumable Fuels — 3.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	2/15/31	350,000	361,193 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes	5.500%	6/15/31	960,000	955,187 (a)
Crescent Energy Finance LLC, Senior Notes	7.875%	4/15/32	525,000	522,660 (a)
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	2,145,000	2,171,935 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	335,000	336,516
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	690,000	683,125 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	265,000	282,356 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	435,000	445,207 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,420,000	1,502,248 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	115,000	126,153 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	620,000	643,726 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	115,000	128,294 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	365,000	382,786 (a)
Total Oil, Gas & Consumable Fuels				8,541,386

Total Energy				13,554,803
Financials — 12.7%
Capital Markets — 1.7%
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	875,000	902,703 (a)
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	1,115,000	1,156,317 (a)
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	240,000	249,602 (a)
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	315,000	326,678 (a)
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	395,000	410,541 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	945,000	975,702 (a)
Total Capital Markets				4,021,543
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 3.0%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	390,000	$442,353
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	380,000	398,892 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	985,000	1,056,688 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,805,000	1,878,557 (a)
OneMain Finance Corp., Senior Notes	5.375%	11/15/29	205,000	204,572
OneMain Finance Corp., Senior Notes	7.500%	5/15/31	640,000	671,375
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	350,000	362,932
OneMain Finance Corp., Senior Notes	6.500%	3/15/33	370,000	372,197
PRA Group Inc., Senior Notes	8.875%	1/31/30	1,610,000	1,622,928 (a)
Total Consumer Finance				7,010,494
Financial Services — 4.7%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	730,000	741,855 (a)
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.750%	12/1/32	960,000	968,593 (a)
Freedom Mortgage Corp., Senior Notes	12.250%	10/1/30	545,000	601,124 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,390,000	1,455,017 (a)
GGAM Finance Ltd., Senior Notes	8.000%	2/15/27	420,000	427,426 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,285,000	1,309,488 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	705,000	733,629 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	765,000	803,307 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	955,000	1,006,895 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	1,570,000	1,607,649 (a)
Rocket Cos. Inc., Senior Notes	7.125%	2/1/32	420,000	439,147 (a)
Rocket Cos. Inc., Senior Notes	6.375%	8/1/33	800,000	830,969 (a)
Total Financial Services				10,925,099
Insurance — 2.8%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	850,000	889,709 (a)
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	7.500%	11/6/30	630,000	652,583 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	5.875%	11/1/29	720,000	718,295 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	630,000	652,974 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	840,000	871,418 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,080,000	1,129,091 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	1,060,000	1,072,614 (a)
Jones Deslauriers Insurance Management Inc., Senior Secured Notes	8.500%	3/15/30	545,000	570,187 (a)
Total Insurance				6,556,871
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,065,000	1,061,809 (a)

Total Financials				29,575,816
Health Care — 8.3%
Biotechnology — 2.2%
Genmab A/S/Genmab Finance LLC, Senior Notes	7.250%	12/15/33	960,000	1,016,692 (a)
Genmab A/S/Genmab Finance LLC, Senior Secured Notes	6.250%	12/15/32	720,000	738,528 (a)
Grifols SA, Senior Notes	4.750%	10/15/28	1,365,000	1,345,533 (a)
Kedrion SpA, Senior Secured Notes	6.500%	9/1/29	2,015,000	1,990,460 (a)
Total Biotechnology				5,091,213
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	165,000	$172,219 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	80,000	83,302 (a)
Medline Borrower LP, Senior Notes	5.250%	10/1/29	470,000	471,113 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	505,000	494,145 (a)
Total Health Care Equipment & Supplies				1,220,779
Health Care Providers & Services — 3.5%
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	375,000	308,941 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,375,000	1,297,545 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	548,000	590,628 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	505,000	527,136 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	760,000	796,674 (a)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	970,000	1,015,678 (d)
DaVita Inc., Senior Notes	4.625%	6/1/30	260,000	250,298 (a)
DaVita Inc., Senior Notes	6.875%	9/1/32	1,400,000	1,442,990 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	90,000	92,441 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	425,000	437,538 (a)
Tenet Healthcare Corp., Senior Secured Notes	5.125%	11/1/27	650,000	650,493
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	725,000	740,775
Total Health Care Providers & Services				8,151,137
Health Care Technology — 0.5%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	1,050,000	1,019,265 (a)
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Senior Notes	6.250%	6/1/32	1,220,000	1,269,044 (a)
Pharmaceuticals — 1.0%
Endo Finance Holdings LP, Senior Secured Notes	8.500%	4/15/31	525,000	556,163 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	785,000	861,323
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	855,000	981,877
Total Pharmaceuticals				2,399,363

Total Health Care				19,150,801
Industrials — 11.6%
Aerospace & Defense — 2.5%
ATI Inc., Senior Notes	5.125%	10/1/31	1,410,000	1,413,093
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	330,000	340,048 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	635,000	658,339 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	200,000	210,194 (a)
Efesto Bidco SpA Efesto US LLC, Senior Secured Notes	7.500%	2/15/32	845,000	864,000 (a)
Imola Merger Corp., Senior Secured Notes	4.750%	5/15/29	600,000	590,683 (a)
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	445,000	448,160
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	450,000	458,785 (a)
TransDigm Inc., Senior Secured Notes	6.250%	1/31/34	145,000	149,922 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	705,000	730,039 (a)
Total Aerospace & Defense				5,863,263
Building Products — 1.3%
Builders FirstSource Inc., Senior Notes	6.375%	3/1/34	755,000	782,126 (a)
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	550,000	578,533 (a)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — continued
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	505,000	$518,982 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	755,000	784,764 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	315,000	326,848 (a)
Total Building Products				2,991,253
Commercial Services & Supplies — 2.5%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	1,215,000	1,244,922 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	1,210,000	1,267,331 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	545,000	555,636 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,725,000	1,796,602 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	600,000	617,919 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	295,000	307,166 (a)
Total Commercial Services & Supplies				5,789,576
Construction & Engineering — 0.7%
Arcosa Inc., Senior Notes	6.875%	8/15/32	1,080,000	1,140,374 (a)
Aretec Group Inc., Senior Secured Notes	10.000%	8/15/30	113,000	121,864 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	55,000	55,972 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	240,000	244,713 (a)
Total Construction & Engineering				1,562,923
Electrical Equipment — 0.7%
WESCO Distribution Inc., Senior Notes	6.375%	3/15/29	70,000	72,259 (a)
WESCO Distribution Inc., Senior Notes	6.625%	3/15/32	1,605,000	1,679,063 (a)
Total Electrical Equipment				1,751,322
Ground Transportation — 0.6%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	1,300,000	1,363,570 (a)
Machinery — 0.4%
Chart Industries Inc., Senior Notes	9.500%	1/1/31	135,000	142,217 (a)
Terex Corp., Senior Notes	5.000%	5/15/29	175,000	174,553 (a)
Terex Corp., Senior Notes	6.250%	10/15/32	520,000	532,768 (a)
Total Machinery				849,538
Professional Services — 0.4%
CACI International Inc., Senior Notes	6.375%	6/15/33	800,000	831,030 (a)
Trading Companies & Distributors — 2.2%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	1,865,000	1,860,621 (a)
Herc Holdings Inc., Senior Notes	6.625%	6/15/29	600,000	621,277 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	1,205,000	1,242,855 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,365,000	1,420,002 (a)
Total Trading Companies & Distributors				5,144,755
Transportation Infrastructure — 0.3%
Beacon Mobility Corp., Senior Secured Notes	7.250%	8/1/30	770,000	806,575 (a)

Total Industrials				26,953,805
Information Technology — 4.9%
Communications Equipment — 0.8%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,385,000	1,471,724 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	465,000	452,144 (a)
Total Communications Equipment				1,923,868
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — 0.4%
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	930,000	$904,301 (a)
IT Services — 0.8%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	1,510,000	1,570,391 (a)
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	325,000	313,724
Total IT Services				1,884,115
Semiconductors & Semiconductor Equipment — 0.6%
ON Semiconductor Corp., Senior Notes	3.875%	9/1/28	710,000	697,329 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	200,000	206,669 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	455,000	464,084 (a)
Total Semiconductors & Semiconductor Equipment				1,368,082
Software — 1.6%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	740,000	748,104 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	495,000	492,417 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	995,000	792,905 (a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	740,000	660,155 (a)
UKG Inc., Senior Secured Notes	6.875%	2/1/31	960,000	959,994 (a)
Total Software				3,653,575
Technology Hardware, Storage & Peripherals — 0.7%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	630,000	642,528 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	3.125%	7/15/29	545,000	481,497 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	505,000	520,646 (a)
Total Technology Hardware, Storage & Peripherals				1,644,671

Total Information Technology				11,378,612
Materials — 6.7%
Chemicals — 1.0%
Avient Corp., Senior Notes	6.250%	11/1/31	805,000	828,170 (a)
Element Solutions Inc., Senior Notes	3.875%	9/1/28	225,000	219,408 (a)
SCIH Salt Holdings Inc., Senior Notes	6.625%	5/1/29	680,000	680,263 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	665,000	663,708 (a)
Total Chemicals				2,391,549
Construction Materials — 1.3%
American Builders & Contractors Supply Co. Inc., Senior Notes	3.875%	11/15/29	720,000	695,237 (a)
Cemex SAB de CV, Subordinated Notes (7.200% to 9/10/30 then 5 year Treasury Constant Maturity Rate + 3.520%)	7.200%	6/10/30	485,000	509,129 (a)(d)(e)
Standard Building Solutions Inc., Senior Notes	6.500%	8/15/32	1,260,000	1,300,083 (a)
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	560,000	572,688 (a)
Total Construction Materials				3,077,137
Containers & Packaging — 1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	575,000	546,510 (a)
Graphic Packaging International LLC, Senior Notes	3.750%	2/1/30	1,140,000	1,077,621 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	1,050,000	1,070,543 (a)
Total Containers & Packaging				2,694,674
Metals & Mining — 2.6%
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	265,000	267,681 (a)
Commercial Metals Co., Senior Notes	4.375%	3/15/32	350,000	335,582
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Constellium SE, Senior Notes	5.625%	6/15/28	970,000	$971,640 (a)
Constellium SE, Senior Notes	6.375%	8/15/32	405,000	419,180 (a)
Fortescue Treasury Pty Ltd., Senior Notes	6.125%	4/15/32	995,000	1,037,114 (a)
Novelis Corp., Senior Notes	4.750%	1/30/30	930,000	901,914 (a)
Novelis Corp., Senior Notes	6.875%	1/30/30	360,000	373,335 (a)
Novelis Corp., Senior Notes	3.875%	8/15/31	1,225,000	1,121,870 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	215,000	219,169 (a)
TMS International Corp., Senior Notes	6.250%	4/15/29	390,000	381,646 (a)
Total Metals & Mining				6,029,131
Paper & Forest Products — 0.6%
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	245,000	221,573 (a)
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	815,000	770,919 (a)
Mercer International Inc., Senior Notes	5.125%	2/1/29	485,000	300,110
Total Paper & Forest Products				1,292,602

Total Materials				15,485,093
Real Estate — 3.4%
Diversified REITs — 0.7%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	1,530,000	1,640,064 (a)
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	255,000	263,519 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	1,070,000	1,107,419 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	270,000	280,007 (a)
XHR LP, Senior Notes	6.625%	5/15/30	145,000	149,930 (a)
Total Hotel & Resort REITs				1,800,875
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Secured Notes	7.000%	4/15/30	427,000	432,599 (a)
Specialized REITs — 1.7%
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	665,000	657,121 (a)
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	870,000	879,671 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,435,000	1,465,659 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	285,000	278,445 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes	7.375%	2/15/31	250,000	263,444 (a)
SBA Communications Corp., Senior Notes	3.875%	2/15/27	490,000	486,610
Total Specialized REITs				4,030,950

Total Real Estate				7,904,488
Utilities — 3.8%
Electric Utilities — 2.4%
Constellation Energy Generation LLC, Senior Notes	5.000%	2/1/31	335,000	339,760 (a)
Electricite de France SA, Junior Subordinated Notes (9.125% to 6/15/33 then 5 year Treasury Constant Maturity Rate + 5.411%)	9.125%	3/15/33	200,000	236,833 (a)(d)(e)
NRG Energy Inc., Junior Subordinated Notes (10.250% to 3/15/28 then 5 year Treasury Constant Maturity Rate + 5.920%)	10.250%	3/15/28	380,000	418,650 (a)(d)(e)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	235,000	242,674 (d)
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	955,000	949,686
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Talen Energy Supply LLC, Senior Notes	6.250%	2/1/34	890,000	$902,398 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	890,000	912,885 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	670,000	709,256 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	795,000	835,744 (a)
Total Electric Utilities				5,547,886
Independent Power and Renewable Electricity Producers — 1.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Notes	6.375%	2/15/32	1,595,000	1,592,279 (a)
Clearway Energy Operating LLC, Senior Notes	3.750%	2/15/31	605,000	566,936 (a)
Clearway Energy Operating LLC, Senior Notes	3.750%	1/15/32	750,000	690,762 (a)
Clearway Energy Operating LLC, Senior Notes	5.750%	1/15/34	495,000	497,037 (a)
Total Independent Power and Renewable Electricity Producers				3,347,014

Total Utilities				8,894,900
Total Corporate Bonds & Notes (Cost — $198,413,862)				203,190,302
Senior Loans — 4.2%
Communication Services — 0.4%
Media — 0.4%
Clear Channel Outdoor Holdings Inc., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.786%	8/21/28	583,351	584,707 (d)(f)(g)
DirecTV Financing LLC, 2024 Term Loan B (3 mo. Term SOFR + 5.512%)	9.178%	8/2/29	473,394	474,741 (d)(f)(g)

Total Communication Services				1,059,448
Consumer Discretionary — 0.7%
Automobile Components — 0.5%
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.422%	1/28/32	522,854	524,324 (d)(f)(g)
DexKo Global Inc., First Lien Closing Date Dollar Term Loan (3 mo. Term SOFR + 4.012%)	7.678%	10/4/28	535,734	533,791 (d)(f)(g)
Total Automobile Components				1,058,115
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	6.922%	1/27/29	417,050	416,669 (d)(f)(g)
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (3 mo. Term SOFR + 3.000%)	6.652%	4/4/29	172,375	169,790 (d)(f)(g)
Total Hotels, Restaurants & Leisure				586,459
Textiles, Apparel & Luxury Goods — 0.0%††
Crocs Inc., 2024 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	2/20/29	82,143	82,730 (d)(f)(g)
Skechers U.S.A. Inc., Term Loan B1 (3 mo. Term SOFR + 3.250%)	6.922%	9/13/32	24,516	24,592 (d)(f)(g)
Total Textiles, Apparel & Luxury Goods				107,322

Total Consumer Discretionary				1,751,896
Consumer Staples — 0.3%
Consumer Staples Distribution & Retail — 0.3%
Froneri International Ltd., Term Loan Facility B6 (6 mo. Term SOFR + 2.250%)	5.877%	9/30/32	629,070	629,117 (d)(f)(g)

Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	6.925%	6/13/30	147,260	147,628 (d)(f)(g)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.5%
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp., 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.750%)	7.422%	1/15/31	247,394	$249,559 (d)(f)(g)
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.422%	10/23/28	46,429	46,594 (d)(f)(g)
Total Health Care Equipment & Supplies				296,153
Pharmaceuticals — 0.4%
Endo Finance Holdings Inc., Term Loan B (1 mo. Term SOFR + 3.750%)	7.422%	4/23/31	785,955	787,429 (d)(f)(g)

Total Health Care				1,083,582
Industrials — 0.4%
Aerospace & Defense — 0.3%
TransDigm Inc., Term Loan L (1 mo. Term SOFR + 2.500%)	6.172%	1/19/32	780,125	780,535 (d)(f)(g)
Commercial Services & Supplies — 0.1%
Filtration Group Corp., 2025 Incremental Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.422%	10/23/28	171,936	172,456 (d)(f)(g)

Total Industrials				952,991
Information Technology — 1.4%
Communications Equipment — 0.2%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.172%	9/27/29	528,232	527,572 (d)(f)(g)
Viasat Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	8.286%	3/2/29	58,782	58,773 (d)(f)(g)
Total Communications Equipment				586,345
Software — 0.9%
Cloud Software Group Inc., New Initial Dollar Term Loan B (3 mo. Term SOFR + 3.250%)	6.922%	8/13/32	277,871	270,345 (d)(f)(g)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.354%	3/2/28	310,260	278,536 (d)(f)(g)
Proofpoint Inc., 2025 Incremental Term Loan (3 mo. Term SOFR + 3.000%)	6.672%	8/31/28	491,777	489,165 (d)(f)(g)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.422%	11/28/28	628,152	602,046 (d)(f)(g)(h)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.167%	2/10/31	455,594	445,248 (d)(f)(g)
Total Software				2,085,340
Technology Hardware, Storage & Peripherals — 0.3%
Fortress Intermediate 3 Inc., 2025 Term Loan B (1 mo. Term SOFR + 3.000%)	6.675%	6/27/31	599,857	590,109 (d)(f)(g)

Total Information Technology				3,261,794
Materials — 0.4%
Chemicals — 0.3%
Nouryon Finance BV, 2024 Dollar Term Loan B1 (3 mo. Term SOFR + 3.250%)	7.036%	4/3/28	562,283	562,986 (d)(f)(g)
Nouryon Finance BV, 2024 Dollar Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.917%	4/3/28	102,912	102,961 (d)(f)(g)
Vibrantz Technologies Inc., Initial Term Loan (3 mo. Term SOFR + 4.400%)	8.050%	4/23/29	214,531	89,568 (d)(f)(g)
Total Chemicals				755,515
Containers & Packaging — 0.1%
Kleopatra Finco SARL, Initial Exit Term Loan (1 mo. Term SOFR + 3.000% and 3.000% PIK)	9.675%	1/30/31	224,989	202,114 (c)(d)(f)(g)

Total Materials				957,629
Total Senior Loans (Cost — $9,899,878)				9,844,085
Convertible Bonds & Notes — 1.3%
Consumer Staples — 0.4%
Consumer Staples Distribution & Retail — 0.2%
Chefs’ Warehouse Inc., Senior Notes	2.375%	12/15/28	382,000	588,547
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.2%
Post Holdings Inc., Senior Notes	2.500%	8/15/27	448,000	$493,024

Total Consumer Staples				1,081,571
Information Technology — 0.6%
Software — 0.2%
Guidewire Software Inc., Senior Notes	1.250%	11/1/29	402,000	389,739
Technology Hardware, Storage & Peripherals — 0.4%
Seagate HDD Cayman, Senior Notes	3.500%	6/1/28	200,000	992,900

Total Information Technology				1,382,639
Real Estate — 0.3%
Health Care REITs — 0.3%
Welltower OP LLC, Senior Notes	2.750%	5/15/28	313,000	622,870 (a)

Total Convertible Bonds & Notes (Cost — $2,227,382)				3,087,080
			Shares
Convertible Preferred Stocks — 0.6%
Financials — 0.2%
Financial Services — 0.2%
Apollo Global Management Inc.	6.750%		6,905	479,000

Industrials — 0.3%
Aerospace & Defense — 0.3%
Boeing Co.	6.000%		7,524	562,193

Utilities — 0.1%
Electric Utilities — 0.1%
NextEra Energy Inc.	7.299%		3,869	214,614

Total Convertible Preferred Stocks (Cost — $1,037,676)				1,255,807
Total Investments before Short-Term Investments (Cost — $211,578,798)				217,377,274

Short-Term Investments — 4.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $10,288,725)	3.430%		10,288,725	10,288,725 (i)(j)
Total Investments — 98.0% (Cost — $221,867,523)				227,665,999
Other Assets in Excess of Liabilities — 2.0%				4,615,498
Total Net Assets — 100.0%				$232,281,497

See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

 Putnam ESG High Yield ETF
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	All or a portion of this loan has not settled as of January 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $10,288,725 and the cost was $10,288,725 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GBP	—	British Pound
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
At January 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.45 Index	$3,638,250	12/20/30	5.000% quarterly	$305,440	$265,167	$40,273

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam ESG High Yield ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Putnam ESG High Yield ETF 2026 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$203,190,302	—	$203,190,302
Senior Loans	—	9,844,085	—	9,844,085
Convertible Bonds & Notes	—	3,087,080	—	3,087,080
Convertible Preferred Stocks	$1,255,807	—	—	1,255,807
Total Long-Term Investments	1,255,807	216,121,467	—	217,377,274
Short-Term Investments†	10,288,725	—	—	10,288,725
Total Investments	$11,544,532	$216,121,467	—	$227,665,999
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$40,273	—	$40,273
Total	$11,544,532	$216,161,740	—	$227,706,272

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were

Putnam ESG High Yield ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended January 31, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$9,487,953	$65,595,472	65,595,472	$64,794,700	64,794,700

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$378,928	—	$10,288,725

Putnam ESG High Yield ETF 2026 Quarterly Report